As filed with the Securities and Exchange Commission on August 23, 2005
                                     Investment Company Act file number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                              CORTLAND TRUST, INC.

               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
JUNE 30,2005


     Face                                                                  Maturity
    Value                                                                  Date          Yield          (Note 1)
    Amount                                                                 ----          ------          ------
    ------
Asset Backed Commercial Paper (26.98%)
----------------------------------------------------------------------------------------------------------------------
$  30,000,000  ASAP Funding Limited                                       08/08/05          3.22%    $   29,898,350
   80,000,000  ASAP Funding Limited                                       08/10/05          3.26         79,712,000
   30,000,000  ASAP Funding Limited                                       07/06/05          3.09         29,987,208
   50,000,000  Clipper Receivables Corporation                            07/01/05          3.06         50,000,000
   50,000,000  Clipper Receivables Corporation                            07/05/05          3.06         49,983,056
   15,000,000  COFCO Capital Corporation
               LOC Rabobank                                               08/10/05          3.27         14,945,833
   40,000,000  COFCO Capital Corporation
               LOC Rabobank                                               08/03/05          3.27         39,882,667
   28,800,000  COFCO Capital Corporation
               LOC Rabobank                                               08/17/05          3.34         28,674,792
   25,000,000  FCAR Owner Trust                                           07/11/05          3.12         24,978,403
   50,000,000  Govco Incorporated                                         07/14/05          3.09         49,944,569
   50,000,000  Govco Incorporated                                         07/13/05          3.09         29,969,300
   50,000,000  Greyhawk Funding                                           08/08/05          3.18         49,833,750
   50,000,000  Greyhawk Funding                                           08/24/05          3.36         49,749,500
   30,000,000  Greyhawk Funding                                           08/10/05          3.19         29,895,000
   26,000,000  Lexington Parker Capital                                   07/08/05          3.07         25,984,530
   35,000,000  Lexington Parker Capital                                   07/26/05          3.16         34,923,681
   14,837,000  Lexington Parker Capital                                   07/12/05          3.10         14,822,991
   30,000,000  Lexington Parker Capital                                   08/17/05          3.20         29,875,450
   68,000,000  Lockhart Funding LLC                                       07/05/05          3.13         67,976,502
   20,000,000  Lockhart Funding LLC                                       08/10/05          3.19         19,929,778
   73,000,000  Lockhart Funding LLC                                       07/06/05          3.13         72,968,468
   70,000,000  Lockhart Funding LLC                                       08/11/05          3.32         69,736,917
   30,000,000  Market Street Funding                                      07/06/05          3.06         29,987,292
   20,000,000  Market Street Funding                                      07/11/05          3.09         19,982,889
   35,000,000  Market Street Funding                                      07/13/05          3.10         34,963,950
   50,000,000  Market Street Funding                                      08/04/05          3.31         49,844,639
   40,000,000  Market Street Funding                                      07/12/05          3.08         39,962,600
   50,000,000  Sigma Finance Corp.                                        08/18/05          3.03         49,801,333
   34,684,000  Triple-A One Funding Corporation
               Insured by MBIA Insurance Corp.                            07/06/05          3.07         34,669,307
   24,439,000  Triple-A One Funding Corporation
               Insured by MBIA Insurance Corp                             07/12/05          3.08         24,416,150
   35,925,000  Triple-A One Funding Corporation
               Insured by MBIA Insurance Corp.                            07/07/05          0.00         35,906,738
   50,000,000  Windmill Funding Corporation                               07/19/05          3.16         49,921,250
 -------------                                                                                        --------------
1,265,685,000  Total Asset Backed Commercial Paper                                                    1,263,128,893
 -------------                                                                                        --------------
Commercial Paper (3.05%)
----------------------------------------------------------------------------------------------------------------------
$  15,000,000  Cornell University                                         07/06/05          3.06%    $   14,993,646
   15,000,000  Cornell University                                         08/11/05          3.30         14,983,967
   50,000,000  DNB Norbank                                                07/08/05          3.07         49,970,347
   20,000,000  Guam Power Authority                                       07/12/05          3.11         20,000,000
   11,915,000  IDB of the Parish of Calcasieu, Inc.                       07/12/05          3.11         11,915,000
   10,000,000  Texas PFA                                                  07/12/05          3.13         10,000,000
   10,800,000  The John Hopkins University - Series C                     08/11/05          3.28         10,800,000
   10,100,000  The Rector and Visitors of the University of Virginia      07/13/05          0.00         10,089,496
  -------------                                                                                        --------------
  142,815,000  Total Commercial Paper                                                                   142,712,456
  -------------                                                                                        --------------
Eurodollar Certificates of Deposit (8.22%)
----------------------------------------------------------------------------------------------------------------------
$  50,000,000  Banque Nationale De Paris                                  08/09/05          3.16%    $   50,000,388
   20,000,000  Banque Nationale De Paris                                  08/09/05          3.16         19,999,899
   50,000,000  Barclays Bank PLC                                          08/09/05          3.18         50,000,806
   75,000,000  Barclays Bank PLC                                          08/17/05          3.22         75,000,971
   50,000,000  Deutsche Bank A.G.                                         07/18/05          3.13         50,000,117
   50,000,000  DNB Nordbank                                               10/03/05          3.46         50,001,294
   25,000,000  HBOS Treasury Services                                     08/19/05          3.16         24,998,838
   30,000,000  Societe Generale                                           08/15/05          3.20         30,000,000
   35,000,000  Societe Generale                                           09/08/05          3.30         35,000,000
  -------------                                                                                        --------------
  385,000,000  Total Eurodollar Certificates of Deposit                                                 385,002,313
  -------------                                                                                        --------------
Floating Rate Securities (4.96%)
----------------------------------------------------------------------------------------------------------------------
$  40,000,000  Bank of America (a)                                        06/07/06          3.31%    $   40,000,000
   50,000,000  Bank of America (b)                                        12/15/05          3.07         50,000,000
   12,200,000  CFM International, Inc. Guaranteed Notes - Series 1999A (c)
               LOC General Electric Company                               01/01/10          3.33         12,200,000
   65,000,000  COS-MAR Company (GE Petrochemical) (d)
               LOC General Electric Company                               06/25/06          3.31         65,000,000
   15,000,000  General Electric Capital Corporation Extendible
               Monthly Securities (e)                                     07/18/05          3.34         15,000,000
   50,000,000  Goldman Sachs (f)                                          01/12/06          3.25         50,000,000
 -------------                                                                                        --------------
  232,200,000  Total Floating Rate Securities                                                           232,200,000
 -------------                                                                                        --------------

----------------------------------------------------------------------------------------------------------------------
Foreign Commercial Paper (15.58%)
$  40,000,000  ANZ National International LTD.                            07/19/05          3.12%    $   39,938,100
   50,000,000  Banco Bilbao Vizcaya Argentaria S.A.                       08/15/05          3.20         49,801,250
   35,000,000  Banco Bilbao Vizcaya Argentaria S.A.                       07/26/05          3.14         34,924,167
   30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                       08/08/05          3.18         29,899,933
   85,000,000  Danske Corporation                                         07/27/05          3.12         84,809,694
   30,000,000  Danske Corporation                                         08/08/05          3.17         29,900,567
   50,000,000  Depfa Bank PLC                                             08/09/05          3.16         49,830,187
   30,000,000  Depfa Bank PLC                                             08/17/05          3.20         29,875,842
   48,500,000  Depfa Bank PLC                                             08/18/05          3.20         48,294,360
   25,000,000  Depfa Bank PLC                                             08/24/05          3.22         24,880,000
   50,000,000  DNB Norbank                                                08/10/05          3.18         49,824,722
   60,175,000  DNB Norbank                                                07/22/05          3.13         60,065,833
   35,000,000  HBOS Treasury Services                                     08/11/05          3.21         34,872,046
   40,000,000  Yorkshire Building Society                                 08/09/05          3.18         39,863,067
   50,000,000  Yorkshire Building Society                                 08/08/05          3.18         49,833,222
   30,000,000  Yorkshire Building Society                                 07/11/05          3.10         29,974,333
   43,000,000  Yorkshire Building Society                                 07/13/05          3.10         42,955,710
 -------------                                                                                        --------------
  731,675,000  Total Foreign Commercial Paper                                                           729,543,033
 -------------                                                                                        --------------
Letter of Credit Commercial Paper (7.51%)
----------------------------------------------------------------------------------------------------------------------
$  27,000,000  Banco Bradesco, S.A.
               LOC Calyon                                                 12/05/05          3.49%    $   26,596,118
   27,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                            11/07/05          3.43         26,672,985
   25,000,000  Banco Cuscatlan, S.A.
               LOC ING Bank NV                                            07/01/05          3.04         25,000,000
  100,000,000  Charta LLC                                                 07/05/05          3.07         99,966,000
   26,000,000  Louis Dreyfus Corporation
               LOC Calyon                                                 07/06/05          3.09         25,988,878
   50,000,000  Louis Dreyfus Corporation
               LOC Calyon                                                 07/06/05          3.09         49,978,639
   17,500,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                      07/11/05          3.12         17,484,882
   25,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                      07/11/05          3.12         24,978,403
   55,000,000  NATC California LLC
               LOC J.P. Morgan Chase                                      07/18/05          0.00         54,920,785
  ------------                                                                                        --------------
  352,500,000  Total Letter of Credit Commercial Paper                                                  351,586,689
  ------------                                                                                        --------------
Loan Participations (1.86%)
$  25,000,000  Army and Air Force Exchange Service with JPMorgan Chase    10/31/05          3.33%    $   25,000,000
   45,000,000  Army and Air Force Exchange Service with JPMorgan Chase    12/29/05          3.33         45,000,000
   17,000,000  Equitable Life Assurance Society with JPMorgan Chase (f)   03/21/06          3.29         17,000,000
  -------------                                                                                        --------------
   87,000,000  Total Loan Participations                                                                 87,000,000
  -------------                                                                                        --------------
Repurchase Agreements (2.97%)
$              50,000,000 Annaly Mortgage Management, purchased on 03/31/05,
               2.83%, due 04/01/05, repurchase proceeds at maturity $50,003,931
               (Collateralized by $105,236,471, GNMA, 3.375% to 5.250%,
               due 06/20/31 to 01/20/34, value $50,830,787)               04/01/05          2.83%    $   50,000,000
   15,000,000  Bank of America, purchased on 03/31/05, 2.82%, due 04/01/05, repurchase proceeds at maturity $15,001,175
               (Collateralized by $15,596,734, GNMA, 5.000%,
               due 11/20/30, value $15,235,015)                           04/01/05          2.82         15,000,000
   20,000,000  JPMorgan Securities, Inc., purchased on 03/31/05, 2.80%, due 04/01/05, repurchase proceeds at maturity $20,001,556
               (Collateralized by $30,035,000, GNMA, 5.500%,
               due 06/15/33, value $20,400,665)                           04/01/05          2.80%        20,000,000
   20,000,000  UBS Paine Webber, purchased on 03/31/05, 2.82%, due 04/01/05, repurchase proceeds at maturity $20,001,567
               (Collateralized by $17,618,000, FNMA, 4.500% to 6.750%,
               due 07/15/13 to 03/15/31, value $20,401,945)               04/01/05          2.82         20,000,000
 -------------                                                                                        --------------
  139,000,000  Total Repurchase Agreements                                                              139,000,000
 -------------                                                                                        --------------
U.S. Government Agency Medium Term Notes (0.77%)
----------------------------------------------------------------------------------------------------------------------
$   1,855,000  Energy Acquisition Corp. II
               Insured By MBIA Insurance Corp.                            08/15/05          3.30%    $    1,855,000
    9,000,000  Federal Home Loan Bank, YTM 2.30%                          08/15/05          3.25          9,010,098
   25,000,000  Federal Home Loan Bank, YTM 3.30%                          02/03/06          3.03         25,000,000
 -------------                                                                                        --------------
   35,855,000  Total U.S. Government Agency Medium Term Notes                                            35,865,098
 -------------                                                                                        --------------
Variable Rate Demand Instruments (g) (18.09%)
$   1,965,000  361 Summit Blvd. LLC - Series 2003
               LOC First Commercial Bank                                  05/01/28          3.39%    $    1,965,000
    3,500,000  1212 Jackson, LLC
               LOC Fifth Third Bank                                       09/01/24          3.34          3,500,000
    2,000,000  1800 Indian Wood
               LOC Fifth Third Bank                                       04/01/26          3.34          2,000,000
    2,020,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                       02/01/17          3.34          2,020,000
    4,680,000  A&M Associates Project
               LOC US Bank, N.A.                                          12/01/34          3.39          4,680,000
    2,200,000  Adams County, CO Housing Agency
               (Semper Village Apartments) - Series 2004C                 07/15/37          3.37          2,200,000
    2,850,000  Ala trade Food LLC
               LOC Amsouth Bank                                           12/01/14          3.44          2,850,000
      665,000  Alpine Capital Investment LLC
               LOC First of America                                       09/15/27          3.44            665,000
      645,000  Andrews Laser Works Corporation
               LOC Firstar Bank                                           05/01/08          3.44            645,000
    2,225,000  Atlantic Tool & Die Company
               LOC Charter One Bank                                       03/01/17          3.38          2,225,000
    1,600,000  Atlantic Tool & Die Company - Series 2002
               LOC Charter One Bank                                       12/01/11          3.38          1,600,000
    1,272,000  Barnes & Thornburg
               LOC Fifth Third Bank                                       07/01/08          3.34          1,272,000
    8,167,000  BB Auto Land of Roswell, LLC - Series 2003A
               LOC Bank of North Georgia                                  05/01/23          3.50          8,167,000
    2,745,000  BBC, LLC
               LOC Columbus Bank & Trust Company                          11/01/20          3.33          2,745,000
    1,000,000  Beckfield Properties, LLC
               LOC Fifth Third Bank                                       12/01/24          3.34          1,000,000
    1,000,000  Bennett Realty LLC
               LOC Fifth Third Bank                                       04/01/23          3.34          1,000,000
    1,090,000  Berkeley Square Retirement Center - Series 1998
               LOC Fifth Third Bank                                       02/01/13          3.41          1,090,000
    4,000,000  Bluegrass Wireless LLC
               LOC Fifth third Bank                                       02/01/12          3.34          4,000,000
    3,920,000  Bob Sumerel Tire Co, Inc. - Series 1999
               LOC Fifth Third Bank                                       04/01/19          3.34          3,920,000
    2,900,000  Brookville Enterprises
               LOC Fifth Third Bank                                       10/01/25          3.34          2,900,000
    2,000,000  Budd Office Building Associate (Partnership Project) - Series 1997
               LOC Comerica Bank                                          10/01/47          3.38          2,000,000
    2,800,000  Burke County, GA Development Authority IDRB
               (Lichtenberg Holdings II, LLC)
               LOC JPMorgan Chase                                         01/01/13          3.40          2,800,000
    5,250,000  Carmichael Imaging, LLC - Series 2002
               LOC Regions Bank                                           11/01/10          3.40          5,250,000
    4,200,000  CEGW, Inc.
               LOC PNC Bank, N.A                                          03/31/09          3.17          4,200,000
    2,035,000  Central Michigan Inns, LLC
               LOC Michigan National Bank                                 04/01/30          3.39          2,035,000
    4,800,000  Charles K. Blandin Foundation - Series 2004
               LOC Wells Fargo Bank, N.A.                                 05/01/19          3.45          4,800,000
    5,100,000  Charles William Properties, LLC
               Guaranteed by Federal Home Loan Bank                       08/01/29          3.34          5,100,000
    3,600,000  Cheney Brothers, Inc.
               LOC First Union National Bank of North Carolina            12/01/16          3.41          3,600,000
      890,000  Chuo Mubea Suspe Chuomuo
               LOC Fifth Third Bank                                       01/01/11          3.34            890,000
    2,870,000  Cinnamon Properties, Inc.
               LOC Firstar Bank                                           04/01/20          3.34          2,870,000
    2,530,000  Cirrus Development Ltd.
               LOC US Bank, N.A.                                          05/01/14          3.34          2,530,000
    6,660,000  City & County of Denver, CO COPs - Series C
               LOC JPMorgan Chase                                         12/01/22          3.30          6,660,000
    6,075,000  City of Auburn, AL Industrial Development and Infrastructure RB
               LOC Allied Irish Bank                                      05/01/24          3.33          6,075,000
    2,000,000  City of Portland, OR EDRB (Broadway Project) - Series 2003B
               Insured by AMBAC Indemnity Corp.                           04/01/11          3.33          2,000,000
    1,420,000  Cole Investments LLC
               LOC Fifth Third Bank                                       07/01/19          3.34          1,420,000
    3,880,000  Columbus Area, Inc., OH
               LOC Key Bank, N.A.                                         07/01/24          3.38          3,880,000
    4,030,000  Columbus, GA ( Riverton Ford Inc. Projectt)
               LOC Columbus Bank & Trust                                  04/01/20          3.40          4,030,000
   10,260,000  Columbus, GA Development Authority
               (Westdeutsche Landesbank, LLC Inverness II Project) - Series 2001
               LOC Columbus Bank & Trust                                  12/01/21          3.42         10,260,000
    6,605,000  Columbus, GA Development Authority RB (Four J.S. Family, LLP Project)
               LOC Columbus Bank & Trust                                  09/01/20          3.39          6,605,000
   11,940,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust                                  12/01/22          3.40         11,940,000
   3,210,000   Columbus, GA Development Authority RB (Rivertown Pediatric Project)
               LOC Columbus Bank & Trust                                  05/01/23          3.39          3,210,000
   3,100,000   Columbus, GA
               LOC Columbus Bank & Trust                                  12/01/24          3.39          3,100,000
    1,440,000  Consolidated Equities, LLC - Series 1995
               LOC Old Kent Bank & Trust Co.                              12/01/25          3.44          1,440,000
    7,535,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                  12/01/27          3.44          7,535,000
   20,425,000  County of Genessee, MI GO - Series 2005                    03/01/08          3.34         20,425,000
    6,500,000  County of Kent, MI                                         03/01/07          3.34          6,500,000
    4,950,000  Crestmont Nursing Home
               LOC Fifth Third Bank                                       03/01/24          3.29          4,950,000
    7,500,000  Cubba Capital, LLC
               LOC Comerica Bank                                          03/01/55          3.38          7,500,000
    4,450,000  D & G Conduit LLC - Series 2003
               LOC Amsouth Bank, N.A.                                     10/01/23          3.33          4,450,000
   11,450,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                         05/01/20          3.17         11,450,000
    7,785,000  Daniel Land Company - Series 2004
               LOC Columbus Bank & Trust Company                          09/01/29          3.39          7,785,000
    2,260,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC Firstar Bank                                           07/01/17          3.34          2,260,000
    6,525,000  Drury Inns, Inc.
               LOC First Commercial Bank                                  03/01/20          3.46          6,525,000
    3,800,000  Dussel Realty Investment LLC
               LOC National City Bank of Michigan/Illinois                02/01/18          3.39          3,800,000
    5,825,000  Eagle Landing IV, Ltd.
               LOC Regions Bank                                           09/01/26          3.33          5,825,000
    4,100,000  Eckert Seamans Cherin & Mellot, LLC - Series 2000
               LOC PNC Bank, N.A.                                         01/01/15          3.34          4,100,000
    1,000,000  Elmhurst Memorial Healthcare
               LOC Fifth Third Bank                                       01/01/34          3.26          1,000,000
    8,840,000  Elsinore Properties Ltd. - Series 1999
               LOC Fifth Third Bank                                       01/01/29          3.34          8,840,000
    1,000,000  Falls Village Realty, LLC
               LOC Fifth Third Bank                                       12/01/29          3.34          1,000,000
      900,000  Family Sports & Lifestyle RB
               LOC Fifth Third Bank                                       09/01/22          3.34            900,000
    2,000,000  Fannin & Fannin LLC
               LOC Fifth Third Bank                                       12/01/24          3.34          2,000,000
    4,390,000  FE, LLC - Series 1998A
               LOC Fifth Third Bank                                       04/01/28          3.29          4,390,000
    1,500,000  Findlay Evangelical Church
               LOC Fifth Third Bank                                       11/01/30          3.34          1,500,000
    2,225,000  First Metropolitan Title Company
               LOC LaSalle National Bank                                  05/01/22          3.39          2,225,000
    1,505,000  First Park Place LLC
               LOC Fifth Third Bank                                       12/01/19          3.34          1,505,000
   12,000,000  Flint River Services, Inc.
               LOC Columbus Bank & Trust                                  01/01/30          3.38         12,000,000
      805,000  Follow Thru Land and Development, LLC - Series 1998
               LOC Charter One Bank                                       11/01/13          3.38%           805,000
    3,590,000  Ft. Northport, LLC, AL - Series 2004
               LOC Regions Bank                                           12/01/31          3.40          3,590,000
    1,400,000  G & J Properties
               LOC Fifth Third Bank                                       09/01/23          3.34          1,400,000
      250,000  G & J Land Management
               LOC Fifth Third Bank                                       12/01/17          3.34            250,000
    3,795,000  Garden City Hospital Osteopathic - Series 1997
               LOC National City Bank of Michigan/Illinois                10/01/17          3.34          3,795,000
   12,150,000  Gastro Partners Land Company, LLC
               LOC Union Planter Bank                                     03/01/35          3.33         12,150,000
    1,500,000  Genesee County, MI Taxable Obligation Notes                03/31/09          3.17          1,500,000
    1,000,000  Gilead Friends Church
               LOC First Third Bank                                       10/01/17          3.34          1,000,000
    1,595,000  Goson Project - Series 1997
               LOC Federal Home Loan Bank                                 11/01/17          3.39          1,595,000
    2,070,000  Grace Community Church of Amarillo
               LOC Wells Fargo Bank, N.A.                                 02/01/30          3.40          2,070,000
    6,145,000  Graf Brothers Flooring
               LOC Fifth Third Bank                                       05/01/20          3.34          6,145,000
    1,575,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                       07/01/17          3.39          1,575,000
    3,829,000  HB Leasing LLC
               LOC National City Bank                                     05/01/33          3.39%         3,829,000
    1,535,000  HCH, LLC - Series 2000
               LOC Key Bank, N.A.                                         08/01/15          3.38          1,535,000
    3,375,000  Healtheum, LLC
               LOC Wells Fargo Bank, N.A.                                 11/01/29          3.42          3,375,000
    2,520,000  Henderson, OH Regional Authority
               LOC Fifth Third Bank                                       07/01/23          3.34          2,520,000
    7,500,000  Holland-Sheltair Aviation Funding
               LOC Mellon Bank, N.A.                                      05/01/35          3.35          7,500,000
    2,000,000  Hoosier Stamping Manufacturing Corp.
               LOC Fifth Third Bank                                       07/01/36          3.34          2,000,000
    1,025,000  Hope Realty, Ltd. & Harmony Realty (Kurtz Bros., Inc.)
               LOC Key Bank, N.A.                                         08/01/15          3.38          1,025,000
    1,785,000  Hopkins Property of Talladega LLC RB
               Guaranteed by Federal Home Loan Bank                       10/01/16          2.93          1,785,000
    2,040,000  Hopkins Waterhouse LLC Project
               LOC National City Bank of Michigan/Illinois                06/01/20          3.39          2,040,000
    2,805,000  Hostun LLC                                                 12/01/27          3.37          2,805,000
    2,187,000  HRH Capital LLC
               LOC National City Bank, Northwest                          03/01/22          3.34          2,187,000
    3,040,000  Hudson Toyota And Hyundai Realty LLC
               LOC Fifth Third Bank                                       04/01/23          3.34          3,040,000
    2,945,000  ILH LLC - Series 2003
               LOC Fifth Third Bank                                       04/01/28          3.34          2,945,000
    1,200,000  ILH LLC - Series 2004
               LOC Fifth Third Bank                                       07/01/34          3.34          1,200,000
    6,125,000  Indiana HEFA (Porter Project - Series)
               LOC Fifth Third Bank                                       06/01/19          3.29          6,125,000
    1,700,000  IOP Properties LLC
               LOC Fifth Third Bank                                       04/01/44          3.34          1,700,000
      435,000  Jake Sweeney Automotive, Inc.
               LOC Firstar Bank                                           04/01/10          3.34            435,000
    4,280,000  KBL Capital Fund, Inc. - Series 1995A
               LOC Old Kent Bank & Trust Co.                              07/01/05          3.34          4,280,000
      710,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership)
               LOC Old Kent Bank & Trust Co.                              05/01/21          3.34            710,000
    3,479,000  KFDT L.P.
               LOC Fifth Third Bank                                       04/01/35          3.34          3,479,000
    2,485,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                       11/01/17          3.34          2,485,000
    4,950,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                       08/01/25          3.29          4,950,000
    1,910,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                       02/01/18          3.39          1,910,000
    1,335,000  Kissel Holdings, Inc. - Series 2000
               LOC Firstar Bank                                           12/01/20          3.44          1,335,000
    1,200,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                 06/01/27          3.33          1,200,000
    4,290,000  Kool Capital, LLC
               LOC Michigan National Bank                                 04/01/29          3.46          4,290,000
    2,255,000  L3 Corporation - Series 2002
               LOC Fifth Third Bank                                       11/01/17          3.34          2,255,000
    4,750,000  Lakeland Income Properties, LLC
               Guaranteed by Federal Home Loan Bank                       04/01/29          3.40          4,750,000
    5,270,000  Laminations, Inc. & Santana Products - Series 1999
               LOC PNC Bank, N.A.                                         08/31/15          3.17          5,270,000
    6,260,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                       03/01/15          3.39          6,260,000
   12,775,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle National Bank                                  02/01/26          3.40         12,775,000
    3,200,000  Lock Inns, Inc.
               LOC Bank of North Georgia                                  02/01/23          3.60          3,200,000
    1,840,000  Lockland Development Company Ltd. - Series 2000
               LOC US Bank, N.A.                                          07/01/20          3.39          1,840,000
      560,000  LRC - B Wadsworth Investors, Ltd.
               LOC Firstar Bank                                           09/01/17          3.49            560,000
    1,000,000  LRC - Meadows Investors LLC
               LOC J.P. Morgan Chase                                      12/01/34          3.39          1,000,000
    7,920,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 1996A                          01/01/19          3.34          7,920,000
    6,195,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                           07/01/20          3.34          6,195,000
    2,920,000  Materials Processing Inc.
               LOC Fifth Third Bank                                       09/01/34          3.34          2,920,000
    3,060,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                11/01/17          3.39          3,060,000
    6,850,000  MBE Investment Company LLC
               LOC Comerica Bank                                          12/01/54          3.38          6,850,000
    8,055,000  MCSH Real Estate Investors, LLC
               LOC First Tennessee Bank                                   09/01/21          3.37          8,055,000
    1,415,000  Miami River Stone Company
               LOC Firstar Bank                                           08/01/09          3.41          1,415,000
    1,145,000  Michigan City, IN EDC
               LOC Fifth Third Bank                                       10/01/13          3.34          1,145,000
    1,000,000  Michigan Equity Group
               LOC Fifth Third Bank                                       04/01/34          3.34          1,000,000
    2,245,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Old Kent Bank & Trust Co.                              10/01/16          3.44          2,245,000
      935,000  Milwaukee, WI (Historic Third Ward Parking Project)
               LOC Northern Trust Bank                                    09/01/28          3.44            935,000
    2,510,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995
               LOC Amsouth Bank, N.A.                                     06/01/10          3.40          2,510,000
    2,200,000  Mississippi Business Finance Corporation,
              (Colle Towing Project)                                      12/01/27          3.40          2,200,000
    4,800,000  Mississippi Business Finance Corporation IDRB (Pottery Barn Inc. Project)
               LOC Bank of America                                        06/01/24          3.33          4,800,000
    2,075,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank, N.A.                                     11/01/11          3.40          2,075,000
    7,225,000  Mississippi Business Finance Corporation IDRB
               (Lextron-Visteon Leasing Project) - Series 2003
               LOC J.P. Morgan Chase                                      12/01/27          3.34          7,225,000
    2,920,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank, N.A.                                     11/01/11          3.40          2,920,000
    5,880,000  Mobile, AL Medical Clinic Board RB
               (Springhill Medical Complex) - Series 1996B
               LOC Amsouth Bank, N.A.                                     09/01/11          3.40          5,880,000
    7,960,000  Montgomery County, PA (Brookside Manor)
               Collateralized by Federal National Mortgage                08/15/31          3.32          7,960,000
    5,765,000  Montgomery County, PA (Kingswood Apartments Project)
               Collateralized by Federal National Mortgage                08/15/31          3.32          5,765,000
      865,000  Montgomery, AL IDB (The Jobs Company, LLC Project) - Series 1996C
               LOC Columbus Bank & Trust Company                          07/01/16          3.33            865,000
    1,285,000  Mount Carmel West Medical Office Building Limited Partnership
               LOC National City Bank of Michigan/Illinois                08/01/19          3.39          1,285,000
    1,900,000  Mrs. K.C. Jordan & Associates, Inc.
               LOC Fifth Third Bank                                       04/01/23          3.34          1,900,000
    1,815,000  New Lexington Clinic, P.S.C.
               LOC Fifth Third Bank                                       05/01/18          3.34          1,815,000
      150,000  New York City, NY IDA (J&J Farms Creamery) - Series 1988C
               LOC Bank of New York                                       05/01/08          3.53            150,000
    2,600,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation       11/01/31          2.25          2,600,000
    9,000,000  New York State HFA RB (Saxony Housing) - Series 1997A
               Collateralized by Federal National Mortgage                11/01/31          3.34          9,000,000
    1,650,000  NO S Properties, LLC
               LOC Fifth Third Bank                                       08/01/24          3.34          1,650,000
    7,700,000  North Lagoon Partners, Inc.
               LOC Columbus Bank & Trust                                  10/01/29          3.33          7,700,000
    1,900,000  NPI Capital, LLC
               LOC Michigan National Bank                                 07/01/29          3.44          1,900,000
    9,565,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Michigan/Illinois                11/01/11          3.39          9,565,000
    6,900,000  Olathe, KS IDRB
               LOC Svenskahandelsbanken                                   03/01/27          3.47          6,900,000
    1,679,000  Olszeski Properties, Inc. - Series 1996
               LOC Key Bank, N.A.                                         09/01/16          3.38          1,679,000
    6,140,000  Opelika Industrial Park Project - Series 1998A
               Insured by MBIA Insurance Corp.                            06/01/23          3.45          6,140,000
    1,080,000  Oswego County, NY IDA Civic Facilities (OH Properties, Inc Project - B)
               LOC Manufacturers & Traders Bank & Trust Co.               06/01/24          3.39          1,080,000
    6,790,000  Palmetto NW, LLC
               LOC National Bank of South Carolina                        05/01/29          3.39          6,790,000
   2,425,000   Parisi Investment, LP & Supply Co. - Series 1998
               LOC US Bank, N.A.                                          05/01/18          3.34          2,425,000
    1,030,000  PBSI Properties, LLC
               LOC Huntington National Bank                               03/01/34          3.44          1,030,000
    1,980,000  Peachtree Crest Professional Offices - Series 2003
               LOC Bank of North Georgia                                  03/01/23          3.44          1,980,000
   19,000,000  Pell City, AL Special Care Facilities Financial Authority Revenue
               (Noland Health Services)
               LOC Allied Irish Bank                                      12/01/34          3.32         19,000,000
    4,700,000  Pennsylvania Economic Development Authority RB
               LOC PNC Bank                                               08/01/28          3.34          4,700,000
    2,670,000  Pomeroy Investments, LLC - Series 1997
               LOC Firstar Bank                                           05/01/17          3.34          2,670,000
    1,675,000  R.M.D. Corporation
               LOC Fifth Third Bank                                       06/01/13          3.34          1,675,000
    4,355,000  Radiation Oncology Partners, LLP
               LOC South Trust Bank                                       08/01/18          3.40          4,355,000
    2,590,000  Realty Holdings Co. LLC
               LOC Fifth Third Bank                                       05/01/24          3.34          2,590,000
    1,945,000  Rehab of El Paso, Ltd. - Series 2000
               LOC PNC Bank, N.A.                                         06/01/15          3.17          1,945,000
    5,135,000  Reynolds Road Fitness Center, - Series 1998
               LOC Fifth Third Bank                                       01/01/19          3.34          5,135,000
    3,775,000  Robert C. Fox Jr. (Fox Racing Shoe Project) - Series A
               LOC Comerica Bank                                          06/01/33          3.42          3,775,000
    4,460,000  Rockwood Quarry LLC
               LOC Fifth Third Bank                                       12/01/22          3.29          4,460,000
    4,890,000  Rogers Bridge Road & Southern Properties, LLC - Series 2002
               LOC Bank of North Georgia                                  01/01/23          3.49          4,890,000
    2,100,000  Royce G. Pulliam M&A LLC
               LOC Fifth Third Bank                                       08/01/25          3.34          2,100,000
    2,110,000  Rumpf Development, Ltd.
               LOC Charter One Bank                                       08/01/17          3.38          2,110,000
      770,000  S & L Plastic Inc.
               LOC Fleet Bank                                             07/01/08          3.38            770,000
    1,140,000  S & S Partnership (Model Graphics) - Series 1999
               LOC Firstar Bank                                           09/01/19          3.44          1,140,000
    9,125,000  Saginaw County, MI                                         03/01/08          3.34          9,125,000
    1,400,000  Sand Run Nursery & Preserve LLC
               LOC US Bank, N.A.                                          03/01/24          3.41          1,400,000
    2,620,000  Savoy Properties, Ltd.
               LOC Key Bank, N.A.                                         08/01/20          3.38          2,620,000
    3,700,000  Schenectady County, NY IDA (MVP Garage Project) - Series 2000A
               LOC Fleet Bank                                             11/01/10          3.39          3,700,000
    4,510,000  Security Self-Storage, Inc.
               LOC Bank One                                               02/01/19          3.39          4,510,000
    2,800,000  Security Self-Storage, Inc.
               LOC Bank One                                               05/01/35          3.34          2,800,000
    3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                       03/01/13          3.34          3,330,000
    3,720,000  Shepherd Capital LLC
               LOC First of America                                       09/15/47          3.46          3,720,000
    3,405,000  Shepherd Capital LLC
               LOC Old Kent Bank & Trust Co.                              03/15/49          3.46          3,405,000
    5,265,000  Smugglers Notch Management Company, Ltd. and
               Smugglers Notch Investment Company, Ltd. - Series 2000     09/01/15          3.38          5,265,000
    1,300,000  Soaring Eagle Partners, L.P. - Series 2000A
               LOC PNC Bank                                               12/01/15          3.17          1,300,000
    7,200,000  Southeast Alabama Gas District RB (Lateral Project)
               Insured by AMBAC Indemnity Corp.                           06/01/25          3.40          7,200,000
    4,100,000  Southwestern Ohio Steel, Inc.
               LOC Firstar Bank                                           04/01/08          3.39          4,100,000
    7,300,000  Southern Central Communicate
               LOC Fifth Third Bank                                       04/01/18          3.29          7,300,000
    1,445,000  Stallard-Schrier Corporation
               LOC Fifth Third Bank                                       09/01/16          3.41          1,445,000
    1,060,000  State Crest Ltd. - Series 2000
               LOC Fifth Third Bank                                       06/01/23          3.34          1,060,000
    5,221,000  Stonegate-Partners I, LLC (Stonegate Partners Project) - Series 2002
               LOC US Bank, N.A.                                          06/01/34          3.39          5,221,000
    1,205,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                       01/01/11          3.41          1,205,000
    2,400,000  Tampa Bay, FL (Elders Land Development)
               LOC Fifth Third Bank                                       09/01/23          3.34          2,400,000
    2,760,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                          03/01/23          3.40          2,760,000
    3,340,000  Taylor STN Surgery Center
               LOC National City Bank                                     12/01/22          3.39          3,340,000
    7,395,000  Thayer Properties II, LLC
               LOC Columbus Bank & Trust Company                          09/01/21          3.50          7,395,000
    3,380,000  The Hennegan Company
               LOC US Bank, N.A.                                          10/01/11          3.34          3,380,000
    1,905,000  The HomeCity                                               05/01/19          3.39          1,905,000
   25,000,000  The Salvation Army
               LOC The Bank of New York                                   02/01/35          3.32         25,000,000
    6,580,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank, N.A.                                     01/01/23          3.40          6,580,000
    7,170,000  Three Reading LP
               Guaranteed by Federal Home Loan Bank                       06/01/24          3.42          7,170,000
      270,000  Town of Greendale, IN EDA RB - Series 1993B
               LOC National City Bank of Michigan/Illinois                12/01/05          3.49            270,000
    3,090,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)
               LOC ABN AMRO Bank, N.A.                                    11/01/20          3.39          3,090,000
    6,425,000  Triple Crown Investments, LLC
               Insured by Federal Home Loan Bank                          08/01/25          3.34          6,425,000
    2,105,000  Trotman Bay Minette, Inc.
               LOC Columbus Bank & Trust Company                          01/01/21          3.33          2,105,000
    2,800,000  Twelfth Street Partners, LLC
               LOC Fifth Third Bank                                       04/01/25          3.34          2,800,000
    4,830,000  Unico Alloys & Metals
               LOC National City Bank                                     08/01/24          3.34          4,830,000
      845,000  Vincent Enterprise & Partners - Series 2001
               LOC Royal Bank Of Scotland                                 03/01/20          3.38            845,000
    1,845,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                       07/01/15          3.39          1,845,000
      935,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                       01/01/12          3.44            935,000
      885,000  Warrior Roofing Manufacturing, Inc.
               LOC Columbus Bank & Trust Company                          09/01/26          3.55            885,000
    4,090,000  Watson's Dayton Properties, LLC - Series A
               LOC US Bank, N.A.                                          07/01/18          3.34          4,090,000
    7,055,000  Wellington Green LLC
               LOC Charter One Bank                                       04/01/29          3.38          7,055,000
    3,400,000  West Coast Pack, LLC
               LOC LaSalle National Bank Subsidiary of ABN AMRO, N.A.     07/01/35          3.42          3,400,000
    9,900,000  Wellstone Mills LLC
               LOC PNC Bank, N.A.                                         12/15/24          3.34          9,900,000
    2,000,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.)
               LOC First Union National Bank of North Carolina            10/01/28          3.41          2,000,000
      600,000  Westchester Presbyterian Church
               LOC Firstar Bank                                           09/01/13          3.49            600,000
    4,120,000  William Morris Reality Greystone - Series 2003
               LOC Amsouth Bank, N.A.                                     01/01/19          3.44          4,120,000
    1,550,000  Wilmington Iron & Metal Company
               LOC Bank One                                               08/01/14          3.34          1,550,000
    5,966,497  Wilmington Trust Company
               Guaranteed by General Electric Company                     01/01/11          3.33          5,966,498
    5,000,000  Willow Creek Interest LLC, OH
               Fifth Third Bank                                           04/01/25          3.34          5,000,000
    9,375,000  Winder-Barrow Industrial Building Authority
               (The Concrete Company Project) - Series 2000
               LOC Columbus Bank & Trust Company                          02/01/20          3.40          9,375,000
    1,255,000  Windsor Medical Center, Inc.
               LOC Federal Home Loan Bank                                 12/03/18          3.39          1,255,000
$   1,000,000  Word of Deliverence
               LOC Fifth Third Bank                                       12/01/24          3.34%    $    1,000,000
    8,065,000  Zirbser Greenbriar Inc.
               Guaranteed by Federal Home Loan Bank                       01/01/26          3.58          8,065,000
  -------------                                                                                        --------------
  846,990,497  TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                                   846,990,497
  -------------                                                                                        --------------
YANKEE CERTIFICATES OF DEPOSIT (11.85%)
----------------------------------------------------------------------------------------------------------
$  50,000,000  Banco Balbao De Vizcaya                                    07/01/05          3.03%    $   50,000,055
   50,000,269  Banque Nationale De Paris                                  08/09/05          3.17         50,000,537
   50,000,000  Banque National De Paris                                   09/09/05          3.31         50,000482
   50,000,000  Barclays Bank PLC                                          09/06/05          3.30         50,000,433
   30,000,000  Canadian imperial Bank                                     07/01/05          3.03         30,000,000
   25,000,000  Dexia Credit Local De France                               08/15/05          3.26         25,000,155
   50,000,000  HSBC Bank PLC                                              08/09/05          3.16         50,000,269
   50,000,000  Natexis Banques Populaires                                 07/13/05          3.13         50,000,000
   25,000,000  Royal Bank of Canada                                       09/16/05          3.35         24,999,851
  100,000,000  Svenska Handelsbanken                                      07/25/05          3.13        100,000,331
   75,000,000  Svenska Handelsbanken                                      07/26/05          3.13         75,000,259
 -------------                                                                                        --------------
  555,000,000  TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                     555,002,373
 -------------                                                                                        --------------
               TOTAL INVESTMENTS (101.84%)                                                            4,768,031,351
               LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS (-1.84%)                                  (85,962,572)
                                                                                                     --------------
               NET ASSETS (100.00%)                                                                  $4,682,068,779
                                                                                                     ==============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
               CORTLAND SHARES,     1,211,114,491 SHARES OUTSTANDING (NOTE 3)                        $         1.00
                                                                                                     ==============
               SHORT TERM FUND SHARES, 55,329,595 SHARES OUTSTANDING (NOTE 3)                        $         1.00
                                                                                                     ==============
               ADVANTAGE SHARES,    2,512,844,246 SHARES OUTSTANDING (NOTE 3)                        $         1.00
                                                                                                     ==============
               XPRESS SHARES,         902,780,446 SHARES OUTSTANDING (NOTE 3)                        $         1.00
                                                                                                     ==============

FOOTNOTES:
   a) Valuation of Securities -

   Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     (a) The interest rate changes daily based upon Federal funds target plus 0.05%.
     (b)  The interest rate changes daily based upon Prime minus 2.935%.
     (c) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.
     (d) The interest rate is adjusted monthly based upon one month LIBOR Plus 0.01%.
     (e) The interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.
     (f) The interest rate is adjusted monthly based upon one month LIBOR plus 0.02%.
     (g) These securities have a 7-day put feature exercisable by the fund at par value. Rate changes weekly.



KEY:

COPs     =    Certificates of Participation                IDA    =    Industrial Development Authority
EDA      =    Economic Development Authority               IDB    =    Industrial Development Bond
EDRB     =    Economic Development Revenue Bond            IDRB   =    Industrial Development Revenue Bond
FNMA     =    Federal National Mortgage Association        LOC    =    Letter of Credit
GNMA     =    Government National Mortgage Association     PFA    =    Public Finance Authority
HEFA     =    Health & Education Facilities Authority      RB     =    Revenue Bond
HFA      =    Housing Finance Authority


CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
MARCH 31, 2005


     Face                                                                   Maturity                       Value
    Amount                                                                    Date        Yield           (Note 1)
    ------                                                                    ----        ------          ------
Floating Rate Securities (3.89%)
----------------------------------------------------------------------------------------------------------------------
$  10,000,000  Federal Homw Loan Bank                                       07/26/05        2.58     $    9,999,931
    5,000,000  Federal National Mortgage Association                        10/07/05        2.47%    $    5,001,334
 -------------                                                                                        --------------
   15,000,000  Total Floating Rate Securities                                                            15,001,265
 -------------                                                                                        --------------
Loan Participation (7.78%)
----------------------------------------------------------------------------------------------------------------------
$  30,000,000  Army and Air Force Exchange Service with JPMorgan
-------------  Chase and Company                                            12/29/05        3.33%    $   30,000,000
                                                                                                        ----------
   30,000,000  Total Loan Participation                                                                  30,000,000
  -------------                                                                                         ------------
Repurchase Agreements (44.86%)
----------------------------------------------------------------------------------------------------------------------
$  67,000,000  Bank of America, purchased on 06/30/05,3.35%, due
               07/01/05, repurchase proceeds at maturity $67,006,235
               (Collateralized by $124,196,344, GNMA, 4.000% to 8.35%,
               due 07/15/18 to 06/15/35, value $68,039,051)                 07/01/05        3.35%    $   67,000,000
   56,000,000  Citibank, purchased on 06/30/05, 3.30%,
               due 07/01/05, repurchase proceeds at maturity $56,005,133
               (Collateralized by $69,218,068, GNMA, 3.500% to 5.000,
               due 10/20/26 to 08/15/33, value $56,934,388)                 07/01/05        3.30         56,000,000
   50,000,000  JPMorgan Securities, Inc., purchased on 06/30/05,3.35%, due 07/01/05, repurchase proceeds at maturity $50,004,653
               (Collateralized $50,036,000, FHLB, 2.8750% to 3.3750%, due
               09/15/06 to 02/15/08, value $10,707,095; FNMA, 2.75 to 5.550%, due 07/15/06 to 07/15/13, value $28,968,284; RFIN,
               0.000%, due 7/15/07, value $5,738,821)                       07/01/05        3.35         50,000,000
 -------------                                                                                        --------------
  173,000,000  Total Repurchase Agreements                                                              173,000,000
 -------------                                                                                        --------------
U.S. Government Agencies (5.00%)
----------------------------------------------------------------------------------------------------------------------
$   8,800,000  Federal Home Loan Bank                                       07/01/05        3.01%    $    8,800,000
    5,500,000  Federal Home Loan Bank                                       07/28/05        3.09          5,493,794
    5,000,000  Federal Home Loan Bank                                       08/26/05        3.15          4,986,923
-------------                                                                                        --------------
   19,300,000  Total Repurchase Agreements                                                               19,280,717
-------------                                                                                        --------------
U.S. Government Agency Discount Notes (30.28%)
$   4,799,000  Federal Home Loan Bank                                       07/06/05        3.09          4,796,940
    1,735,000  Federal Home Loan Bank                                       07/13/05        3.13          1,733,196
    1,100,000  Federal Home Loan Bank                                       07/11/05        3.05          1,099,070
    2,000,000  Federal Home Loan Bank Note                                  09/30/05        3.27          1,992,844
    5,880,000  Federal Home Loan Mortgage Corporation                       08/09/05        3.08          5,860,572
    2,750,000  Federal Home Loan Mortgage Corporation                       10/04/05        3.24          2,726,814
    5,000,000  Federal Home Loan Mortgage Corporation                       11/01/05        3.01          4,949,843
   10,000,000  Federal Home Loan Mortgage Corporation                       11/30/05        2.97          9,878,400
    5,000,000  Federal Home Loan Mortgage Corporation                       08/08/05        3.13          4,983,586
    2,200,000  Federal Home Loan Mortgage Corporation                       08/16/05        3.17          2,191,145
    5,000,000  Federal Home Loan Mortgage Corporation                       07/20/05        3.03          4,992,083
    1,200,000  Federal Home Loan Mortgage Corporation                       07/05/05        3.08          1,199,589
    5,000,000  Federal Home Loan Mortgage Corporation                       07/05/05        3.05          4,998,308
    2,500,000  Federal Home Loan Mortgage Corporation                       07/19/05        3.11          2,496,125
   1,750,000   Federal Home Loan Mortgage Corporation                       10/04/05        3.25          1,735,176
    1,300,000  Federal National Mortgage Association                        08/08/05        3.17          1.295,678
    1,000,000  Federal National Mortgage Association                        01/30/06        3.61            990,814
    5,000,000  Federal National Mortgage Association                        09/07/05        3.30          4,969,022
    5,000,000  Federal National Mortgage Association                        09/02/05        2.82          4,975,763
    1,000,000  Federal National Mortgage Association                        07/22/05        3.15            998,168
    5,000,000  Federal National Mortgage Association                        07/01/05        2.97          5,000,000
    5,000,000  Federal National Mortgage Association                        07/06/05        3.04          4,997,889
    6,600,000  Federal National Mortgage Association                        07/06/05        3.03          6,597,232
    5,000,000  Federal National Mortgage Association                        07/06/05        3.02          4,987,910
    2,173,000  Federal National Mortgage Association                        07/13/05        3.04          2,170,805
    5,759,000  Federal National Mortgage Association                        07/13/05        3.11          5,753,049
    7,000,000  Federal National Mortgage Association                        07/20/05        3.03          6,988,917
    5,000,000  Federal National Mortgage Association                        07/27/05        3.05          4,989,094
-------------                                                                                        --------------
  117,176,000  Total U.S. Government Agency Discount Notes                                              116,767,929
-------------                                                                                        --------------
U.S. Government Agency Medium Term Notes (9.66%)
$   4,200,000  Federal Home Loan Bank                                       07/29/05        3.13%    $    4,194,913
    4,300,000  Federal Home Loan Bank                                       08/26/05        3.18          4,299,797
    2,000,000  Federal Home Loan Bank                                       08/15/05        2.30          2,002,244
    5,000,000  Federal Home Loan Bank                                       02/03/06        3.03          5,000,000
    5,000,000  Federal Home Loan Bank                                       08/26/05        3.19          4,999,862
    1,000,000  Federal Home Loan Bank                                       08/24/05        3.15            997,715
    4,876,000  Federal Home Loan Mortgage Corporation                       08/15/05        3.20          4,865,474
    4,930,000  Federal National Mortgage Association                        07/15/05        3.15          4,937,169
    1,000,000  Federal National Mortgage Association                        07/08/05        3.10            999,698
    5,000,000  Federal National Mortgage Association                        07/29/05        3.10          4,993,942
 -------------                                                                                        --------------
   37,306,000  Total U.S. Government Agency Medium Term Notes                                            37,290,814
 -------------                                                                                        --------------
               Total Investments (101.47%)                                                              391,340,725
               Cash and other assets, net of liabilities (1.47%)                                        (5,654,471)
                                                                                                     --------------
               Net Assets (100.00%)                                                                  $  385,686,254
                                                                                                     ==============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 183,429,368 shares outstanding (Note 3)                              $         1.00
                                                                                                     ==============
               Advantage Shares,202,256,886 shares outstanding (Note 3)                              $         1.00
                                                                                                     ==============


KEY:
FHLB      =    Federal Home Loan Bank
FNMA      =    Federal National Mortgage Association
GNMA      =    Government National Mortgage Association
RFIN      =    Resolution Funding Corporation Strip Interest


CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
JUNE 30, 2005


    Face                                                               Maturity               Value
   Amount                                                                 Date       Yield   (Note 1)
   ------                                                                ----        -----    ------

Put Bonds (b) (7.19%)
----------------------------------------------------------------------------------------------------------------------
$ 1,070,000   City of Dayton, KY Industrial Building RB
              (RADAC Corporation Project) - Series 1994C (c)
              LOC Fifth Third Bank                                      10/01/05     2.65%  $ 1,070,000
  6,500,000   Harford County, MD (A.O. Smith) (c)
              LOC Comerica Bank                                          09/01/05    2.45     6,500,000
  2,500,000   Michigan Strategic Fund Limited Obligation RB
              (Donnelly Corporation Project) - Series B (c)
              LOC Bank of Nova Scotia                                    10/01/05    2.55     2,500,000
  1,500,000   Minnesota State HFA (Residential Housing) -  Series H (c)
              Insured by AMBAC Indemnity Corp.                           07/21/05    1.62     1,500,000
  2,450,000   North Carolina Industrial Facility PCFA RB
              (GVK America Inc. Project) (c)
              LOC Citibank, N.A.                                         09/01/05    2.90     2,450,000
  2,760,000   Pooled Puttable Floating Option Tax Exempts Receipts -
              Series PPT-33
              LOC Merrill Lynch & Company, Inc.                          12/15/05    2.70     2,760,000
 -----------                                                                                 -----------
 16,780,000   Total Put Bonds                                                                16,780,000
 -----------                                                                                 -----------
Tax Exempt Commercial Paper (10.82%)
$ 3,000,000   Burke County, GA Development Authority
              (Ogelthorpe Power) - Series 1998B
              Insured by AMBAC Indemnity Corp.                           07/07/05    2.60%  $ 3,000,000
    1,750,000 City of Austin, TX (Travis & William) Utility System Notes - Series A
              LOC Bayerische Landesbank, A.G./Morgan Guaranty
              Trust Company/State Street Bank & Trust Co.                08/02/05    2.50     1,750,000
    6,000,000 City of Brownsville, TX Utility System - Series A
              LOC State Street Bank & Trust Co.                          08/08/05    2.50     6,000,000
    1,000,000 City of St. Louis, MO Airport
              LOC JP Morgan Chase & Company                              08/16/05    2.52     1,000,000
  2,600,000   San Antonio, TX - Series 2001                              08/02/05    2.50     2,600,000
  1,000,000   State of Michigan GO (School Loan Board) - Series 2004A (c)10/05/05    2.20     1,000,000
  4,900,000   Sunshine State Government Financing Commission RN
              (Miami - Dade) - Series G                                  07/14/05    2.58     4,900,000
  5,000,000   Washington, DC Metropolitan Airport Authority
              (General Airport Notes)
              LOC Bank of America                                        08/11/05    2.57     5,000,000
-----------                                                                                 -----------
 25,250,000   Total Tax Exempt Commercial Paper                                              25,250,000
-----------                                                                                 -----------
Tax Exempt General Obligation Notes & Bonds (14.81%)
$ 1,150,000   Butler County, OH BAN                                      06/08/06    4.00%  $ 1,159,400
  1,300,000   Concord, CO Metropolitan District GO Improvement Bonds     12/01/05    2.25     1,300,000
  7,500,000   Dorchester County, SC,                                     04/14/06    2.77     7,556,475
  1,565,000   Fairborn, OH                                               06/28/06    2.78     1,583,412
  1,300,000   Hartford, WI Union High School District TRAN (c)           09/30/05    2.00     1,301,082
  1,250,000   Johnson Creek, WI School District TRAN (c)                 08/29/05    2.00     1,250,555
  1,200,000   Lake Mills, WI Area School District TRAN (c)               09/01/05    1.69     1,200,619
  2,000,000   Logan County                                               07/06/06    2.80     2,023,280
  2,000,000   Medford Township, NJ BAN (c)                               10/06/05    1.80     2,006,262
  1,500,000   Spencer, WI School District TRAN (c)                       08/25/05    2.00     1,500,688
  2,000,000   State of Michigan GO Notes - Series 2005 A                 09/30/05    2.00     2,007,356
  2,000,000   Texas State TRAN                                           08/31/05    1.60     2,004,603
  2,000,000   Texas State TRAN                                           08/31/05    2.06     2,003,016
  1,830,000   Washington Court House, OH
              (BD Antic NTS- School Construction)                        11/15/05    2.72     1,834,172
    825,000   Will County, IL Troy Township Community
              Consolidated School District #30C - Series B (c)
              Insured by FSA                                             10/01/05    1.70       825,615
  5,000,000   Wyandotte County, KS - Series VIII (c)                     11/01/05    1.95     5,013,136
-----------                                                                                 -----------
 34,420,000   Total Tax Exempt General Obligation Notes & Bonds                              34,569,671
-----------                                                                                 -----------
Variable Rate Demand Instruments (d) (72.55%)
$ 2,000,000   ABN AMRO Munitops Certificate Trust, Co. - Series
              Insured by FGIC                                            06/01/13    2.33%   $ 2,000,000
  1,000,000   Ashland, KY PCRB (Ashland Oil Inc. Project)
              LOC SunTrust Bank                                          04/01/09    2.20      1,000,000
  5,455,000   Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                          09/01/27    2.60     5,455,000
$ 3,250,000   Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series A1
              Guanranteed by Federal National Mortgage Association       08/15/37    2.32%  $ 3,250,000
  1,500,000   Bridgeport CT ROC II-R45
              00002
              Insured by FGIC                                            07/15/16    2.32     1,500,000
  5,670,000   Channahon, IL RB
              LOC US Bank, N.A.                                          12/01/32    2.26     5,670,000
  2,800,000   City of Pulaski and Giles, TN IDRB
              (Martin Methodist College Program)
              LOC Amsouth Bank, N.A.                                     01/01/24    2.40     2,800,000
  1,300,000   City of Whiting, Indiana (BP AMOCO) - PLC
              Series 99                                                  01/01/26    2.36     1,300,000
  1,000,000   Clipper Tax Exempt Trust COPs - Series 1999-3              10/01/05    2.48     1,000,000
  7,039,791   Clipper Tax Exempt Trust COPs - Series 2004-3              07/01/09    2.40     7,039,791
  3,000,000   Connecticut HFA Housing Finance Mortgage
              Program Bonds - Series B-3
              Insured by AMBAC Indemnity Corp.                           05/15/33    2.25     3,000,000
  1,000,000   Connecticut State HEFA (Yale University)                   07/01/29    2.22     1,000,000
  1,000,000   Connecticut HFA Housing Finance Mortage Program
              Bonds - Series 2001 A-3
              Insured by AMBAC Indemnity Corp.                           05/15/32    2.25     1,000,000
  4,200,000   Dekalb County, GA Housing Authority MHRB
              (Wood Hills Apartments)
              LOC Fleet Bank                                             12/01/07    2.33     4,200,000
  3,500,000   Detroit, MI Senior Lien RB (Sewer Disposal) - Series C-1
              LOC Dexia CLF                                              07/01/27    2.25     3,500,000
  6,990,000   Douglas County, NE IDRB (Phillips Manufacturing Project)
              LOC Wells Fargo Bank N.A.                                  12/01/18    2.43     6,990,000
3,000,000EL Paso, TX Independent School District - Series B
              LOC Texas PSF                                              08/01/29    2.30     3,000,000
  4,000,000   Florida Housing Finance Corporation RB
(Stuart Pointe Apartments) - Series B-1
              LOC SunTrust Bank                                          04/01/34    2.31     4,000,000
  6,005,000   Franklin County, OH MHRB (Children's Hospital)
              Insured by AMBAC Indemnity Corp.                           11/01/25    2.30     6,005,000
  2,000,000   Greenwood County, SC (Fuji Photo Film, Inc. Project)       09/01/11    2.46     2,000,000
  1,000,000   Gulf Coast, TX IDA Environmental Facilities RB
              (Citgo Petroleum corporation Project)
              LOC Royal Bank of Scotland                                 02/01/32    2.36     1,000,000
  2,350,000   Harris, TX HFA MHRB (Wellington Park Apartments)
              Collateralized by Federal National Mortgage Association    02/15/37    2.32     2,350,000
  2,000,000   Houston, TX Independent School Districted Limited
              00002
              Tax Schoolhouse & Refounding Bonds                         06/15/33    2.35     2,000,000
  4,000,000   Indiana Municipal Power Agency (Power Supply
              System RB) - Series A                                      01/01/18    2.28     4,000,000
  3,180,000   Illinios Development Authority IDRB (Trim-Rite
              Food Corporation Project) - Series 2000 AMT
              LOC LaSalle National Bank Subsidiary of ABN AMRO           12/01/25    2.46     3,180,000
  3,000,000   Illinios Development Financial Authority
              00001
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle National Bank Subsidiary of ABN AMRO,          04/01/39    2.46     3,000,000
  2,000,000   Iowa Higher Education Laon Authority RB (LORAS
              College Project)
              LOC LaSalle National Bank                                  11/01/30    2.30     2,000,000
  5,500,000   Kansas State Department of Transportation
              Highway RB - Series C-2                                    09/01/19    2.23     5,500,000
  5,766,178   Koch Floating Rate Trust - Series 1
              Insured by AMBAC Indemnity Corp.                           04/01/09    2.48     5,766,178
  2,400,000   La Porte County, IN EDC RB  (Universal Forest Products) (c)
              LOC ABN AMRO Bank, N.A.                                    11/01/20    2.44     2,400,000
  1,000,000   Lexington-Fayette, KY
              (Urban County Apartment Corporation) - Series 1998A        07/01/28    2.37     1,000,000
  1,125,000   Mississippi Home Corporation Single Family Program
              (Merlots) - Series YYY
              Guaranteed by Government National Mortgage Association      12/01/31   2.37     1,125,000
  1,950,000   Missouri State HEFA RB
              (Southwest Baptist University Project) - Series 2003
              LOC Bank of America                                        10/01/33    2.35     1,950,000
  3,575,000   New Jersey Health Care Facility RB
              (South Jersey Health Care) - Series A-4
              LOC Wachovia Bank & Trust Co., N.A.                        07/01/34    2.25     3,575,000
  2,300,000   New York, NY Housing Development MHRB
              (Britany Development) - Series A
              Collateralized by Federal National Mortgage Association    06/15/29    2.25     2,300,000
  3,000,000   New York City, NY HDC (West End Towers) - Series 2004
              Guaranteed by Federal National Mortgage Association        05/15/34    2.25     3,000,000
  3,000,000   North Carolina Medical Care Commission HRB (Duke
              University Hospital Project) - Series A                    06/01/23    2.38     3,000,000
  2,465,000   North Dakota State HFA
              (Housing Finance Program - Home Mortgage) - Series B
              Insured by FSA                                             01/01/34    2.31     2,465,000
  5,800,000   Ohio State Higher Education Facilities RB
              (Pooled Financing Program) - Series A
              LOC Fifth Third Bank                                       09/01/27    2.32     5,800,000
  1,400,000   Ohio State Water Development Authority PCRB
              (Ohio Edison Co Project) - Series 1988
              LOC Wachovia Bank & Trust Co. N.A.                         09/01/18    2.37     1,400,000
  1,000,000   Olathe, KS IDRB (Multi-Modal-Diamant Boart) - Series A (c)
              LOC Svenskahandelsbanken                                   03/01/27    2.37     1,000,000
  1,000,000   Pitkin County, CO IDRB (Aspen Skiing Co. Project)
              LOC Bank One                                               04/01/14    2.34     1,000,000
  3,815,000   Plymouth, MN MHRB (At The Lake Apartments Project)
              Guaranteed by Federal Home Loan Mortgage Corporation       08/01/34    2.35     3,815,000
  2,700,000   Raleigh - Durham, NC Airport Authority RB  - Series 2002
              Insured by FGIC                                            11/01/17    2.30     2,700,000
  2,750,000   Rockingham, NC IDRB PCFA (Whiteridge Project) (c)
              LOC Branch Bank & Trust Company                            03/01/15    2.40     2,750,000
  2,400,000   Rockingham, NC IDRB PCFA (Eden Customs Processing, LLC) (c)
              LOC Branch Bank & Trust Company                            01/01/17    2.40     2,400,000
  1,300,000   St. Charles Parish, LA PCRB (Shell Oil Norco
              Project)                                                   11/01/21    2.31     1,300,000
  2,665,000   South Carolina Jobs EDA RB (Diversified Coating)
              LOC Branch Bank & Trust Company                            04/01/17    2.40     2,665,000
  1,970,000   South Carolina Jobs EDA RB (Sisters of Charity)
              LOC Wachovia Bank & Trust Co., N.A.                        11/01/32    2.33     1,970,000
  2,200,000   South Dakota EDRB (Hastings filters Inc. Project)
              LOC Fifth Third Bank                                       02/01/06    2.38     2,200,000
  8,000,000   University of Toledo - Series 1
              Insured By FGIC                                            06/01/32    2.30     8,000,000
  2,400,000   Utah Housing Corporation
              (Single Family Mortgage Bonds) - Series 2003C              07/01/34    2.45     2,400,000
  1,000,000   Valdez, AK Marine Terminal (BP Pipelines Inc.
              Project)                                                   07/01/37    2.30     1,000,000
  3,705,000   Washington HFC MHRB
              (Heatherwood Apartments Project) - Series A
              LOC US Bank, N.A.                                          01/01/35    2.45     3,705,000
  1,000,000   West Side Calhoun Xounty, Tx Naviagation District
              Evironmental Facilities RB (BP Chemicals Inc. Project)     10/01/30    2.36     1,000,000
  1,400,000   Whiting, IN (Amoco Oil Project)                            07/01/31    2.36     1,400,000
  2,300,000   Whiting, IN Industrial Environmental Facilities RB
              (Amoco Oil Project)                                        01/01/38    2.36     2,300,000
  3,960,000   Whiting, IN Industrial Environmental Facilities RB
              (Amoco Oil Project)                                        07/01/34    2.36     3,960,000
  1,250,000   York County, PA IDA Limited Obligation RB
              (Metal Exchange Corp. Project) - Series 1996 (c)
              LOC Comerica Bank                                          06/01/06    2.50     1,250,000
 -----------                                                                                 -----------
169,355,969   Total Variable Rate Demand Instruments                                        169,355,969
-----------                                                                                  -----------
Variable Rate Demand Instrument - Private Placement (0.46%)
$1,075,000    York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
              LOC Chase Manhattan Bank, N.A.                             12/01/08    3.90%  $ 1,075,000
-----------                                                                                  -----------
  1,075,000   Total Variable Rate Demand Instrument - Private Placement                       1,075,000
-----------                                                                                  -----------
              Total Investments (105.83%)                                                   247,010,640
              Cash and other assets, net of liabilities (5.83%)                             (13,601,092)
                                                                                            ------------
              Net Assets (100.00%)                                                         $233,409,548
                                                                                            ============
              Net asset value, offering and redemption price per share:
              Cortland Shares, 105,225,522shares outstanding (Note 3)                       $      1.00
                                                                                            ===========
              Advantage Shares,128,205,495shares outstanding (Note 3)                       $      1.00
                                                                                            ===========

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

BAN      =    Bond Anticipation Note                       HFA    =    Housing Finance Authority
CAP      =    Certificates of Participation                HFC    =    Housing Finance Commission
EDA      =    Economic Development Authority               IDA    =    Industrial Development Authority
EDC      =    Economic Development Corporation             IDRB   =    Industrial Development Revenue Bond
EDRB     =    Economic Development Revenue Bond            LOC    =    Letter of Credit
FGIC     =    Financial Guaranty Insurance Company         MHRB   =    Multi-Family Housing Revenue Bond
FSA      =    Financial Security Assurance, Inc.           PCFA   =    Pollution Control Finance Authority
GIC      =    Guaranteed Investment Contract               PCRB   =    Pollution Control Revenue Bond
GO       =    General Obligation                           RB     =    Revenue Bond
HDA      =    Housing Development Authority                RN     =    Revenue Notes
HDC      =    Housing Development Corporation              TRAN   =    Tax and Revenue Anticipation Note
HEFA     =    Health and Education Facilities Authority


ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:  EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  August 23, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  August 23, 2005

* Print the name and title of each signing officer under his or her signature.